Long-term Investment (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd USD ($)		Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Dec. 31, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY
Schedule of Investments [Line Items]
Long-term investment	$ 4,686,322	29,495,239	20,495,239	$ 3,256,366	[1]	20,495,239	[1]	20,495,239	[1]	20,495,239	$ 1,429,956	9,000,000

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2010 and 2011. This investment was subsequently sold in February 2012 with net proceeds of approximately RMB20,800,000 (US$3,305,000).